Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedging Instruments (Parenthetical) (Detail) - Derivative Financial Instruments-Net [Member] - JPY (¥)
¥ in Millions
12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity Period of Hedging Instrument	more than 12 months	more than 12 months
Interest rate risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	¥ 5,317,746	¥ 5,156,729
Equity swaps [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	33,675	41,556
Interest Rate Swaps [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	¥ 6,199,507	¥ 5,723,327